Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 7.2%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 2.0710%, 9/15/34 (144A)‡	$11,417,538	$11,173,699
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	10,301,568	10,206,987
ACM Auto Trust 2022-1A A, 3.2300%, 4/20/29 (144A)	11,660,509	11,576,883
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	12,148,000	11,529,945
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	2,015,283	1,985,681
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	1,737,740	1,701,824
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	3,708,806	3,518,924
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	6,519,482	6,020,881
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	8,998,773	8,994,012
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	8,386,000	8,268,643
Barclays Commercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 2.1740%, 8/15/36 (144A)‡	7,553,000	7,400,748
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 2.6800%, 4/15/37 (144A)‡	33,039,000	32,326,098
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	4,134,000	3,726,581
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	8,218,000	7,256,519
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 2.2440%, 10/15/36 (144A)‡	20,339,089	20,007,739
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 2.4040%, 10/15/36 (144A)‡	6,531,400	6,429,375
BX Commercial Mortgage Trust 2020-VKNG A,
ICE LIBOR USD 1 Month + 0.9300%, 2.2540%, 10/15/37 (144A)‡	3,959,714	3,854,709
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 2.1250%, 2/15/36 (144A)‡	18,764,000	17,753,619
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 2.1250%, 2/15/36 (144A)‡	18,857,000	17,852,421
BX Commercial Mortgage Trust 2021-VINO A,
ICE LIBOR USD 1 Month + 0.6523%, 1.9763%, 5/15/38 (144A)‡	4,440,000	4,232,254
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 2.2740%, 9/15/36 (144A)‡	15,945,000	15,087,079
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 2.9740%, 9/15/36 (144A)‡	16,692,000	15,658,101
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,190,000	3,916,189
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	11,199,558	10,995,695
CBAM CLO Management 2019-11RA A1,
ICE LIBOR USD 3 Month + 1.1800%, 2.2427%, 1/20/35 (144A)‡	16,984,000	16,462,710
CBAM CLO Management 2019-11RA B,
ICE LIBOR USD 3 Month + 1.7500%, 2.8127%, 1/20/35 (144A)‡	6,819,244	6,496,707
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	16,239,377	14,265,579
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	6,132,325	5,275,566
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	4,564,813	4,463,144
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	10,189,395	9,908,643
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 2.1257%, 2/25/50 (144A)‡	16,707,421	15,898,897
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 2.7840%, 1/23/35 (144A)‡	5,524,216	5,209,148
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	10,727,760	10,203,962
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 2.2240%, 11/15/37 (144A)‡	24,568,865	23,884,183
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 2.6240%, 11/15/37 (144A)‡	10,924,957	10,620,601
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 2.9740%, 11/15/37 (144A)‡	10,966,242	10,634,162
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	583,877	564,345
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	1,458,842	1,403,037
Conn Funding II LP 2021-A A, 1.0500%, 5/15/26 (144A)	6,009,076	5,902,830
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 6.5236%, 11/25/24‡	772,461	797,156
Connecticut Avenue Securities Trust 2015-C01 1M2,
ICE LIBOR USD 1 Month + 4.3000%, 5.9236%, 2/25/25‡	5,169,754	5,171,588
Connecticut Avenue Securities Trust 2016-C06 1M2,
ICE LIBOR USD 1 Month + 4.2500%, 5.8736%, 4/25/29‡	4,960,020	5,172,680

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 5.1736%, 7/25/29‡	$6,168,455	$6,329,028
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 4.0236%, 4/25/31 (144A)‡	2,255,997	2,248,725
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 3.9236%, 8/25/31 (144A)‡	992,690	989,063
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 3.7736%, 9/25/31 (144A)‡	1,502,329	1,495,225
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 3.7236%, 10/25/39 (144A)‡	1,776,905	1,770,233
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 2.9257%, 11/25/41 (144A)‡	32,659,000	29,194,676
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 2.5757%, 12/25/41 (144A)‡	10,646,000	9,455,412
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 3.9257%, 1/25/42 (144A)‡	12,368,000	11,375,151
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 3.0257%, 3/25/42 (144A)‡	26,142,860	25,653,969
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 2.9257%, 3/25/42 (144A)‡	11,210,051	10,986,573
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 2.8257%, 4/25/42 (144A)‡	12,620,938	12,405,352
Connecticut Avenue Securities Trust 2022-R05 2M2,
US 30 Day Average SOFR + 3.0000%, 3.9257%, 4/25/42 (144A)‡	9,001,000	8,522,689
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 3.6977%, 5/25/42 (144A)‡	8,166,406	8,146,749
Consumer Loan Underlying Bond Credit Trust 2018-P2 C,
5.2100%, 10/15/25 (144A)	1,598,041	1,598,413
Consumer Loan Underlying Bond Credit Trust 2018-P3 C,
5.5400%, 1/15/26 (144A)	2,304,092	2,304,849
Consumer Loan Underlying Bond Credit Trust 2019-P2 C,
4.4100%, 10/15/26 (144A)	4,820,916	4,804,946
Consumer Loan Underlying Bond Credit Trust 2020-P1 C,
4.6100%, 3/15/28 (144A)	2,424,856	2,418,365
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	10,864,000	10,863,173
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 2.3040%, 5/15/36 (144A)‡	30,375,000	29,872,600
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 2.7540%, 5/15/36 (144A)‡	5,508,000	5,374,590
Credit Suisse Commercial Mortgage Trust 2020-UNFI,
ICE LIBOR USD 1 Month + 3.6682%, 4.7882%, 12/15/22 (144A)‡	8,316,000	8,126,196
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 5.2943%, 4/15/23 (144A)‡	13,757,192	13,353,599
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	17,354,000	14,902,966
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	11,660,095	11,350,214
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	15,749,480	14,293,974
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	8,200,000	8,207,947
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	11,355,000	10,684,896
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 2.4050%, 7/15/38 (144A)‡	9,043,343	8,830,971
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 2.7050%, 7/15/38 (144A)‡	5,818,192	5,631,813
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 6.6236%, 7/25/25‡	3,746,887	3,773,642
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 7.3236%, 4/25/28‡	3,790,004	4,003,776
Fannie Mae REMICS, 3.0000%, 5/25/48	8,691,828	8,307,068
Fannie Mae REMICS, 3.0000%, 11/25/49	11,333,464	10,960,755
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	34,360,188	30,638,408
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 3.5736%, 10/25/49 (144A)‡	585,035	580,227
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.9257%, 12/25/50 (144A)‡	17,081,000	16,807,709
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA2 M2,
ICE LIBOR USD 1 Month + 3.1000%, 4.7236%, 3/25/50 (144A)‡	5,364,406	5,270,646
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 4.7736%, 9/25/50 (144A)‡	845,521	845,734
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 3.5257%, 11/25/50 (144A)‡	19,343,300	19,186,315
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 3.2257%, 8/25/33 (144A)‡	6,224,000	5,882,934
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 3.1757%, 8/25/33 (144A)‡	23,429,000	21,712,802
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,
US 30 Day Average SOFR + 2.9500%, 3.7292%, 6/25/42 (144A)‡	16,409,000	16,419,037

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 3.0257%, 3/25/42 (144A)‡	$11,438,472	$11,336,819
FREED ABS Trust 2019-2 C, 4.8600%, 11/18/26 (144A)	4,309,362	4,310,236
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	44,374,860	39,384,654
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 2.3580%, 12/15/36 (144A)‡	3,938,000	3,841,792
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 2.6580%, 12/15/36 (144A)‡	4,405,000	4,254,331
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 2.9570%, 12/15/36 (144A)‡	4,900,000	4,707,375
Highbridge Loan Management Ltd 2021-16A B,
ICE LIBOR USD 3 Month + 1.7000%, 2.8840%, 1/23/35 (144A)‡	5,360,143	5,027,273
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	6,233,300	5,770,877
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	22,280,963	21,329,313
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	9,625,876	9,375,668
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	22,037,043	21,644,762
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 2.0240%, 3/15/38 (144A)‡	30,568,406	29,554,091
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 2.4240%, 3/15/38 (144A)‡	15,119,064	14,357,970
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 2.5739%, 5/15/39 (144A)‡	23,877,000	23,251,768
Life Financial Services Trust 2022-BMR2 B,
CME Term SOFR 1 Month + 1.7939%, 3.0726%, 5/15/39 (144A)‡	6,155,000	5,971,908
LUXE Commercial Mortgage Trust 2021-TRIP A,
ICE LIBOR USD 1 Month + 1.0500%, 2.3740%, 10/15/38 (144A)‡	4,719,000	4,527,792
MED Trust 2021-MDLN C,
ICE LIBOR USD 1 Month + 1.8000%, 3.1250%, 11/15/38 (144A)‡	4,649,000	4,419,164
MED Trust 2021-MDLN D,
ICE LIBOR USD 1 Month + 2.0000%, 3.3250%, 11/15/38 (144A)‡	4,904,000	4,651,104
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 4.4750%, 11/15/38 (144A)‡	21,424,000	20,138,112
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 5.3250%, 11/15/38 (144A)‡	14,528,000	13,590,884
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 1.8757%, 8/25/51 (144A)‡	11,524,069	10,906,805
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 1.8757%, 10/25/51 (144A)‡	14,445,773	13,670,019
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	8,688,973	7,391,188
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	29,862,365	26,450,376
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	14,022,000	13,368,704
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 2.1250%, 4/15/38 (144A)‡	32,472,249	31,401,398
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 2.6750%, 4/15/38 (144A)‡	15,653,295	14,837,670
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	1,600,735	1,599,101
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	4,715,594	4,439,305
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	11,366,059	10,292,424
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	13,205,032	12,092,175
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	8,960,305	8,867,475
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 1.4345%, 11/25/51 (144A)‡	16,350,314	15,341,702
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	18,019,151	15,927,290
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	33,416,150	29,658,257
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	10,168,971	8,673,840
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	33,673,067	29,792,848
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	14,278,580	12,547,554
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	11,929,643	11,525,724
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	10,222,993	9,942,957
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	17,403,731	16,457,899
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	15,475,526	14,780,028
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	26,842,145	26,846,278
Regatta XXIII Funding Ltd 2021-4A B,
ICE LIBOR USD 3 Month + 1.7000%, 1.9138%, 1/20/35 (144A)‡	5,891,224	5,499,976
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	5,044,317	4,915,499
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	18,882,095	18,627,163
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	27,434,000	26,498,667
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	2,422,053	2,204,227
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	1,015,339	928,782

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	$247,579	$245,553
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	1,299,232	1,286,541
SREIT Trust 2021-MFP A,
ICE LIBOR USD 1 Month + 0.7308%, 2.0548%, 11/15/38 (144A)‡	2,350,000	2,229,409
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	8,570,000	8,089,860
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	4,395,000	4,118,537
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	5,655,330	5,511,661
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	8,395,000	7,944,151
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	6,915,000	6,543,633
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	9,375,000	8,834,407
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	3,314,727	3,298,955
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 1.4845%, 8/25/51 (144A)‡	13,759,868	12,942,869
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	6,734,019	5,775,400
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	9,132,250	8,866,292
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	6,009,429	5,775,197
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	23,080,258	22,485,903
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	36,595,000	36,246,449
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	17,832,000	16,161,113
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	11,511,000	10,043,323
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 2.2240%, 7/15/39 (144A)‡	8,418,000	8,040,214
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	3,893,650	3,735,416
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 2.5860%, 1/18/37 (144A)‡	13,593,427	13,010,700
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 2.4740%, 2/15/40 (144A)‡	8,375,727	8,022,419
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	6,207,156	5,926,815
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	12,457,000	12,232,764
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 1.3845%, 7/25/51 (144A)‡	10,357,484	9,639,810
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,798,174,986)		1,703,329,569
Corporate Bonds– 9.9%
Banking – 3.6%
American Express Co, SOFR + 2.2550%, 4.9890%, 5/26/33‡	27,645,000	27,649,736
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	12,653,000	12,061,484
Bank of America Corp, SOFR + 1.5800%, 4.3760%, 4/27/28‡	31,762,000	31,268,758
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	11,944,000	11,389,134
Bank of America Corp, SOFR + 1.0600%, 2.0870%, 6/14/29‡	25,438,000	21,784,627
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	51,219,000	43,441,039
Bank of America Corp, SOFR + 1.8300%, 4.5710%, 4/27/33‡	32,892,000	32,010,858
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	21,700,000	21,092,400
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	7,250,000	6,724,375
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	31,297,000	30,577,169
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	53,212,000	43,543,021
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	12,805,000	11,517,914
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)‡	10,937,000	9,156,099
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	36,115,000	34,722,880
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	24,901,000	23,782,170
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	8,824,000	8,212,052
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	8,361,000	7,761,946
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	2,012,000	1,877,739
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	22,906,000	20,178,785
First Republic Bank/CA, 4.6250%, 2/13/47	5,767,000	5,255,810
Goldman Sachs Group Inc, 3.5000%, 4/1/25	39,166,000	38,392,634
Goldman Sachs Group Inc, SOFR + 1.4100%, 3.1020%, 2/24/33‡	15,819,000	13,510,630
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	9,471,000	8,856,075
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	20,833,000	20,573,147
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	24,028,000	23,442,927
JPMorgan Chase & Co, SOFR + 1.7500%, 4.5650%, 6/14/30‡	17,992,000	17,663,701
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	22,144,000	19,118,767
JPMorgan Chase & Co, SOFR + 1.2600%, 2.9630%, 1/25/33‡	36,264,000	31,127,597
JPMorgan Chase & Co, SOFR + 1.8000%, 4.5860%, 4/26/33‡	8,818,000	8,661,404
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	7,243,000	6,391,948
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%‡,µ	7,646,000	6,457,208
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	24,836,000	23,250,292
Morgan Stanley, 4.3500%, 9/8/26	14,618,000	14,466,930
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	11,537,000	10,240,924
Morgan Stanley, SOFR + 1.0340%, 1.7940%, 2/13/32‡	20,010,000	15,739,798
Morgan Stanley, SOFR + 1.1780%, 2.2390%, 7/21/32‡	31,595,000	25,595,189

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	$39,331,000	$33,708,764
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	38,024,000	29,237,455
National Australia Bank Ltd, 2.9900%, 5/21/31 (144A)	28,726,000	24,004,041
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	41,202,000	31,088,175
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	23,100,000	15,886,201
US Bancorp,
US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	24,698,000	20,125,628
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	19,870,000	15,814,996
		857,362,427
Basic Industry – 0.2%
Allegheny Technologies Inc, 5.8750%, 12/1/27	14,411,000	12,760,825
Axalta Coating Systems Ltd, 3.3750%, 2/15/29 (144A)	27,737,000	22,643,655
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	20,844,000	17,199,010
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	7,932,000	7,956,375
		60,559,865
Brokerage – 0.3%
Charles Schwab Corp,
US Treasury Yield Curve Rate 10 Year + 3.0790%, 4.0000%‡,µ	10,811,000	8,321,767
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	55,634,000	54,938,575
		63,260,342
Capital Goods – 0.1%
Allegion US Holding Co Inc, 5.4110%, 7/1/32	22,262,000	22,111,366
General Dynamics Corp, 3.5000%, 4/1/27	7,372,000	7,235,739
Standard Industries Inc/NJ, 4.3750%, 7/15/30 (144A)	5,859,000	4,621,286
		33,968,391
Communications – 0.3%
AT&T Inc, 3.8000%, 12/1/57	13,125,000	10,136,736
AT&T Inc, 3.6500%, 9/15/59	2,171,000	1,625,966
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.8000%, 4/1/31	16,387,000	13,123,657
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.4840%, 10/23/45	3,584,000	3,484,256
Comcast Corp, 3.7500%, 4/1/40	6,795,000	5,955,552
Fox Corp, 4.0300%, 1/25/24	8,690,000	8,690,751
Netflix Inc, 4.8750%, 4/15/28	5,857,000	5,511,730
Netflix Inc, 5.8750%, 11/15/28	20,502,000	20,045,010
		68,573,658
Consumer Cyclical – 0.4%
Amazon.com Inc, 3.0000%, 4/13/25	22,878,000	22,645,691
Amazon.com Inc, 3.9500%, 4/13/52	10,704,000	9,889,702
Amazon.com Inc, 4.1000%, 4/13/62	17,572,000	15,898,149
Dollar General Corp, 4.1250%, 4/3/50	11,279,000	9,401,938
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	4,305,000	4,221,870
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,419,000	9,217,622
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,170,966
Lithia Motors Inc, 3.8750%, 6/1/29 (144A)	31,092,000	26,408,923
		98,854,861
Consumer Non-Cyclical – 1.2%
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	25,501,000	24,948,903
CSL Finance Ltd, 3.8500%, 4/27/27 (144A)	6,306,000	6,246,620
CSL Finance Ltd, 4.0500%, 4/27/29 (144A)	15,630,000	15,344,283
CSL Finance Ltd, 4.2500%, 4/27/32 (144A)	11,153,000	10,904,481
CVS Health Corp, 5.0500%, 3/25/48	9,216,000	8,821,998
Diageo Capital PLC, 1.3750%, 9/29/25	11,362,000	10,601,003
Diageo Capital PLC, 2.0000%, 4/29/30	10,703,000	9,130,463
Diageo Capital PLC, 2.1250%, 4/29/32	8,585,000	7,159,941
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27 (144A)	13,155,000	12,591,051
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29 (144A)	8,390,000	7,848,969
Hasbro Inc, 3.9000%, 11/19/29	25,055,000	23,007,159
Hasbro Inc, 6.3500%, 3/15/40	7,010,000	7,187,563
Hasbro Inc, 5.1000%, 5/15/44	3,976,000	3,558,861
HCA Inc, 5.8750%, 2/15/26	4,146,000	4,167,269
HCA Inc, 5.3750%, 9/1/26	3,180,000	3,153,240
HCA Inc, 5.6250%, 9/1/28	9,208,000	9,057,864
HCA Inc, 5.8750%, 2/1/29	6,941,000	6,946,310
HCA Inc, 5.5000%, 6/15/47	3,767,000	3,360,287
JBS Finance Luxembourg Sarl, 3.6250%, 1/15/32 (144A)	9,318,000	7,524,285
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	4,157,000	4,181,942

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	$19,216,000	$18,184,086
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.0000%, 5/15/32 (144A)	13,810,000	10,605,539
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
4.3750%, 2/2/52 (144A)	21,043,000	14,882,030
Mondelez International Inc, 2.7500%, 4/13/30	1,182,000	1,038,052
Performance Food Group Inc, 4.2500%, 8/1/29 (144A)	31,490,000	26,294,150
Pilgrim's Pride Corp, 3.5000%, 3/1/32 (144A)	21,555,000	16,839,844
Royalty Pharma PLC, 3.5500%, 9/2/50	14,211,000	9,922,590
Royalty Pharma PLC, 3.3500%, 9/2/51	7,880,000	5,339,802
Teva Pharmaceutical Industries Ltd, 4.7500%, 5/9/27	4,452,000	3,802,534
		292,651,119
Electric – 0.5%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	22,545,000	18,711,928
Dominion Energy Inc,
US Treasury Yield Curve Rate 5 Year + 3.1950%, 4.3500%‡,µ	12,405,000	10,203,113
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	16,995,000	13,927,651
NextEra Energy Capital Holdings Inc, 1.8750%, 1/15/27	27,591,000	24,884,780
NextEra Energy Capital Holdings Inc, 2.4400%, 1/15/32	8,200,000	6,829,395
NRG Energy Inc, 6.6250%, 1/15/27	5,517,000	5,403,220
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	17,426,000	14,052,501
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	19,673,000	15,423,435
		109,436,023
Energy – 0.1%
Energy Transfer Operating LP, 4.9500%, 6/15/28	626,000	616,851
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	17,367,000	15,586,882
Southwestern Energy Co, 4.7500%, 2/1/32	12,491,000	10,673,872
		26,877,605
Finance Companies – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	18,600,000	17,509,603
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
3.0000%, 10/29/28	12,919,000	10,881,917
Air Lease Corp, 1.8750%, 8/15/26	17,148,000	14,815,600
Air Lease Corp, 3.0000%, 2/1/30	8,657,000	7,064,670
Ares Capital Corp, 2.8750%, 6/15/27	17,055,000	14,235,346
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	11,261,000	8,854,750
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	12,708,000	9,521,977
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	19,212,000	15,876,989
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	14,597,000	10,363,870
		109,124,722
Insurance – 1.1%
Athene Global Funding, 1.7160%, 1/7/25 (144A)	10,522,000	9,818,184
Athene Global Funding, 1.7300%, 10/2/26 (144A)	33,310,000	28,907,811
Athene Global Funding, 2.7170%, 1/7/29 (144A)	21,681,000	18,412,947
Athene Global Funding, 2.6460%, 10/4/31 (144A)	32,528,000	25,945,804
Brown & Brown Inc, 4.2000%, 3/17/32	6,426,000	5,849,207
Brown & Brown Inc, 4.9500%, 3/17/52	18,886,000	16,566,281
Centene Corp, 4.2500%, 12/15/27	53,971,000	50,380,309
Centene Corp, 2.4500%, 7/15/28	16,998,000	14,177,012
Centene Corp, 3.0000%, 10/15/30	18,048,000	14,957,280
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	48,521,000	43,342,400
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	27,945,000	23,391,362
		251,748,597
Real Estate Investment Trusts (REITs) – 0.4%
Agree LP, 2.0000%, 6/15/28	11,528,000	9,842,832
Agree LP, 2.9000%, 10/1/30	7,437,000	6,306,140
Agree LP, 2.6000%, 6/15/33	8,647,000	6,847,019
Invitation Homes Inc, 2.0000%, 8/15/31	19,425,000	14,942,895
MPT Operating Partnership LP / MPT Finance Corp, 3.5000%, 3/15/31	17,233,000	13,582,361
Rexford Industrial Realty Inc, 2.1500%, 9/1/31	22,753,000	17,886,447
Sun Communities Inc, 2.7000%, 7/15/31	21,657,000	17,452,662
		86,860,356
Technology – 1.1%
Advanced Micro Devices Inc, 3.9240%, 6/1/32	8,130,000	8,001,428
Analog Devices Inc, 2.9500%, 4/1/25	10,074,000	9,868,350
Broadcom Inc, 4.3000%, 11/15/32	14,848,000	13,485,541
Equinix Inc, 2.1500%, 7/15/30	9,552,000	7,727,530

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Technology– (continued)
Global Payments Inc, 2.1500%, 1/15/27	$11,282,000	$10,013,479
Global Payments Inc, 2.9000%, 11/15/31	16,923,000	13,858,925
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	11,847,220
Marvell Technology Inc, 4.8750%, 6/22/28	14,717,000	14,512,212
Microchip Technology Inc, 2.6700%, 9/1/23	23,076,000	22,691,526
MSCI Inc, 4.0000%, 11/15/29 (144A)	1,532,000	1,357,858
MSCI Inc, 3.6250%, 9/1/30 (144A)	25,762,000	21,477,244
MSCI Inc, 3.8750%, 2/15/31 (144A)	21,571,000	18,443,205
PayPal Holdings Inc, 1.6500%, 6/1/25	8,019,000	7,564,553
SK Hynix Inc, 1.5000%, 1/19/26 (144A)	16,186,000	14,547,491
SK Hynix Inc, 2.3750%, 1/19/31 (144A)	11,146,000	8,778,492
Total System Services Inc, 4.8000%, 4/1/26	11,686,000	11,685,495
Trimble Inc, 4.7500%, 12/1/24	18,923,000	19,014,777
Trimble Inc, 4.9000%, 6/15/28	11,312,000	11,026,226
TSMC Arizona Corp, 3.8750%, 4/22/27	15,891,000	15,837,076
Workday Inc, 3.5000%, 4/1/27	8,410,000	8,042,444
Workday Inc, 3.7000%, 4/1/29	6,316,000	5,907,926
Workday Inc, 3.8000%, 4/1/32	13,725,000	12,540,194
		268,229,192
Transportation – 0.1%
GXO Logistics inc, 1.6500%, 7/15/26 (144A)	14,940,000	13,036,210
GXO Logistics inc, 2.6500%, 7/15/31 (144A)	2,271,000	1,774,280
		14,810,490
Total Corporate Bonds (cost $2,671,175,175)		2,342,317,648
Mortgage-Backed Securities– 8.7%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	47,739,539	44,542,040
2.5000%, TBA, 15 Year Maturity	28,461,400	27,185,845
3.0000%, TBA, 15 Year Maturity	4,361,241	4,260,579
2.5000%, TBA, 30 Year Maturity	32,239,881	28,977,947
3.0000%, TBA, 30 Year Maturity	70,952,981	66,050,201
3.5000%, TBA, 30 Year Maturity	377,517,967	363,011,839
4.0000%, TBA, 30 Year Maturity	211,368,218	208,388,137
4.5000%, TBA, 30 Year Maturity	220,785,538	221,602,444
		964,019,032
Fannie Mae Pool:
7.5000%, 7/1/28	37,652	40,160
3.0000%, 10/1/34	1,522,804	1,497,347
2.5000%, 11/1/34	1,052,703	1,013,703
3.0000%, 11/1/34	566,064	556,602
3.0000%, 12/1/34	604,324	594,222
6.0000%, 2/1/37	240,315	261,787
4.5000%, 11/1/42	1,275,664	1,314,271
3.0000%, 1/1/43	714,411	683,357
3.0000%, 2/1/43	177,575	169,856
3.0000%, 5/1/43	1,634,597	1,561,650
5.0000%, 7/1/44	138,995	145,599
4.5000%, 10/1/44	3,237,025	3,322,730
4.5000%, 3/1/45	4,712,888	4,837,668
4.5000%, 6/1/45	2,469,374	2,542,983
3.5000%, 12/1/45	1,426,363	1,396,097
3.0000%, 1/1/46	257,312	244,256
4.5000%, 2/1/46	5,530,366	5,697,742
3.5000%, 7/1/46	3,168,757	3,098,001
3.0000%, 9/1/46	16,296,800	15,569,530
3.0000%, 2/1/47	46,337,010	44,269,149
3.0000%, 3/1/47	5,582,459	5,291,919
3.5000%, 3/1/47	1,239,280	1,212,984
3.5000%, 7/1/47	1,098,072	1,074,772
3.5000%, 8/1/47	1,024,176	1,000,051
3.5000%, 8/1/47	1,000,838	979,589
3.5000%, 12/1/47	479,040	468,869
3.5000%, 12/1/47	289,197	283,057
3.5000%, 1/1/48	2,995,297	2,909,130
4.0000%, 1/1/48	10,242,965	10,231,438
4.0000%, 1/1/48	3,787,174	3,776,322
3.0000%, 2/1/48	3,574,481	3,393,113
3.5000%, 3/1/48	427,944	418,311
4.0000%, 3/1/48	2,928,182	2,924,886
4.5000%, 3/1/48	119,767	121,786
5.0000%, 5/1/48	2,977,480	3,052,676
3.5000%, 7/1/48	28,460,433	27,824,931
4.5000%, 8/1/48	68,624	69,781

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 2/1/49	$1,523,500	$1,522,657
3.0000%, 8/1/49	3,527,285	3,317,399
3.0000%, 8/1/49	1,881,722	1,769,753
3.0000%, 9/1/49	716,314	673,235
2.5000%, 1/1/50	1,961,616	1,783,471
2.5000%, 3/1/50	2,996,658	2,715,537
2.5000%, 8/1/50	2,529,544	2,313,013
2.5000%, 10/1/50	2,899,500	2,625,876
2.5000%, 1/1/52	14,815,517	13,420,379
2.5000%, 2/1/52	73,059,505	66,094,790
3.0000%, 2/1/52	14,224,070	13,274,715
2.5000%, 3/1/52	29,927,642	27,014,957
2.5000%, 3/1/52	29,043,391	26,274,704
2.5000%, 3/1/52	10,792,802	9,765,390
2.5000%, 3/1/52	2,590,558	2,337,931
2.5000%, 3/1/52	2,383,673	2,151,684
2.5000%, 3/1/52	2,069,648	1,872,350
2.5000%, 3/1/52	828,738	749,075
3.0000%, 3/1/52	50,251,101	46,837,715
3.0000%, 3/1/52	16,015,209	14,947,181
3.0000%, 3/1/52	14,393,108	13,444,883
3.0000%, 4/1/52	38,054,519	35,462,215
3.0000%, 4/1/52	12,155,487	11,361,664
3.0000%, 4/1/52	10,721,280	10,014,258
3.5000%, 4/1/52	10,529,258	10,189,173
3.5000%, 4/1/52	5,842,536	5,652,847
3.5000%, 4/1/52	3,617,068	3,500,240
3.5000%, 4/1/52	2,193,907	2,122,813
3.5000%, 4/1/52	1,685,408	1,630,688
3.5000%, 5/1/52	5,986,976	5,793,138
3.5000%, 6/1/52	37,834,811	36,415,036
3.5000%, 6/1/52	31,952,149	31,087,445
3.5000%, 6/1/52	12,058,135	11,604,420
3.5000%, 7/1/52	4,557,706	4,434,363
3.5000%, 8/1/56	11,316,348	11,111,486
3.0000%, 2/1/57	11,540,631	10,851,131
3.0000%, 6/1/57	219,422	205,485
		600,193,422
Freddie Mac Gold Pool:
3.5000%, 1/1/47	843,011	829,644
Freddie Mac Pool:
3.0000%, 5/1/31	12,959,831	12,865,056
3.0000%, 9/1/32	2,828,458	2,800,451
3.0000%, 10/1/32	1,426,971	1,412,841
3.0000%, 12/1/32	990,318	968,976
3.0000%, 1/1/33	1,927,549	1,908,463
2.5000%, 12/1/33	13,251,488	12,972,882
3.0000%, 10/1/34	3,246,444	3,192,186
3.0000%, 10/1/34	1,501,479	1,476,386
2.5000%, 11/1/34	4,268,705	4,110,718
2.5000%, 11/1/34	1,010,622	973,218
6.0000%, 4/1/40	3,620,236	3,954,320
3.5000%, 7/1/42	629,843	619,267
3.5000%, 8/1/42	722,590	710,456
3.5000%, 8/1/42	670,651	659,389
3.5000%, 2/1/43	1,708,366	1,680,709
3.0000%, 3/1/43	7,406,715	7,076,215
3.0000%, 6/1/43	231,176	218,259
3.5000%, 2/1/44	1,931,048	1,899,786
4.5000%, 5/1/44	1,044,978	1,076,081
3.5000%, 12/1/44	11,469,951	11,278,420
3.0000%, 1/1/45	2,922,933	2,786,358
4.0000%, 4/1/45	24,283	24,604
3.0000%, 1/1/46	536,280	512,350
3.5000%, 7/1/46	2,305,158	2,240,290
3.0000%, 10/1/46	6,265,552	5,939,845
4.0000%, 3/1/47	1,144,235	1,148,695
3.0000%, 4/1/47	1,237,349	1,173,027
3.5000%, 4/1/47	497,959	486,824
3.5000%, 9/1/47	4,017,445	3,922,787
3.5000%, 12/1/47	6,800,485	6,640,254
3.5000%, 2/1/48	2,521,812	2,444,886
4.0000%, 3/1/48	2,918,159	2,914,874
4.5000%, 3/1/48	105,821	107,605

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
4.0000%, 4/1/48	$2,472,966	$2,471,597
4.0000%, 4/1/48	2,407,506	2,400,616
4.0000%, 5/1/48	4,237,264	4,234,918
4.5000%, 7/1/48	618,147	628,569
5.0000%, 9/1/48	112,511	115,364
4.5000%, 12/1/48	2,294,641	2,347,108
3.0000%, 8/1/49	2,819,083	2,651,363
3.0000%, 8/1/49	1,168,766	1,099,231
3.0000%, 12/1/49	1,505,324	1,415,765
3.0000%, 12/1/49	1,168,148	1,098,649
2.5000%, 1/1/50	865,334	786,816
3.0000%, 3/1/50	1,798,092	1,687,799
3.5000%, 3/1/50	608,407	588,040
2.5000%, 8/1/50	1,296,261	1,185,984
2.5000%, 8/1/50	466,127	426,239
2.5000%, 9/1/50	2,387,910	2,182,367
2.5000%, 1/1/52	4,707,142	4,266,765
2.5000%, 1/1/52	2,848,540	2,572,593
2.5000%, 2/1/52	6,691,741	6,053,806
3.0000%, 2/1/52	3,844,074	3,591,145
3.0000%, 2/1/52	2,891,821	2,703,403
3.5000%, 2/1/52	11,436,992	11,025,656
2.5000%, 3/1/52	1,021,326	921,920
3.0000%, 3/1/52	4,012,953	3,751,221
3.5000%, 4/1/52	4,459,751	4,315,807
3.5000%, 4/1/52	4,041,013	3,910,584
3.5000%, 4/1/52	1,460,276	1,412,988
3.5000%, 4/1/52	1,222,895	1,183,220
3.5000%, 5/1/52	30,282,696	29,177,447
3.5000%, 6/1/52	18,371,183	17,830,019
		220,233,477
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	89,896,710	82,178,178
3.0000%, TBA, 30 Year Maturity	5,160,081	4,861,653
3.5000%, TBA, 30 Year Maturity	60,543,177	58,818,060
		145,857,891
Ginnie Mae I Pool:
6.0000%, 1/15/34	66,804	72,492
4.0000%, 1/15/45	10,452,581	10,616,430
4.5000%, 8/15/46	12,763,464	13,172,500
4.0000%, 7/15/47	2,162,064	2,182,851
4.0000%, 8/15/47	245,424	247,783
4.0000%, 11/15/47	362,423	365,908
4.0000%, 12/15/47	914,730	923,524
		27,581,488
Ginnie Mae II Pool:
4.0000%, 8/20/47	1,208,336	1,217,338
4.0000%, 8/20/47	243,534	245,348
4.0000%, 8/20/47	188,503	189,907
4.5000%, 2/20/48	1,388,798	1,428,157
4.5000%, 5/20/48	2,224,013	2,271,058
4.5000%, 5/20/48	415,734	424,528
4.0000%, 6/20/48	10,551,366	10,578,697
5.0000%, 8/20/48	4,251,049	4,444,148
3.0000%, 7/20/51	26,249,507	24,793,230
3.0000%, 8/20/51	58,824,814	55,589,653
		101,182,064
Total Mortgage-Backed Securities (cost $2,110,990,822)		2,059,897,018
United States Treasury Notes/Bonds– 17.7%
0.1250%, 8/31/23	74,246,000	71,830,105
0.3750%, 10/31/23	85,664,600	82,786,805
0.8750%, 1/31/24	41,703,000	40,354,169
1.5000%, 2/29/24	295,519,000	288,558,142
1.5000%, 2/15/25	19,258,000	18,508,743
1.7500%, 3/15/25	5,709,000	5,519,220
0.3750%, 1/31/26	170,339,600	154,889,267
0.7500%, 4/30/26	164,071,000	150,406,962
0.8750%, 6/30/26	235,686,000	216,361,589
0.6250%, 7/31/26	84,517,000	76,646,354
0.8750%, 9/30/26	188,226,700	171,903,916
1.2500%, 11/30/26	133,754,800	123,853,810
2.7500%, 4/30/27	649,481,100	640,702,960
3.2500%, 6/30/27	306,254,000	309,317,033

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
1.1250%, 8/31/28	$119,582,000	$106,423,309
2.8750%, 4/30/29	58,509,000	57,823,348
2.7500%, 5/31/29	51,420,000	50,407,669
2.8750%, 5/15/32	702,834,300	694,941,032
1.3750%, 11/15/40	45,337,000	32,651,495
1.7500%, 8/15/41	285,318,000	217,031,148
2.0000%, 11/15/41	160,422,000	127,410,160
2.3750%, 2/15/42	152,375,000	129,209,238
2.7500%, 8/15/42	103,596,600	92,949,621
1.3750%, 8/15/50	152,363,200	100,291,886
1.8750%, 2/15/51	70,452,600	52,847,706
2.2500%, 2/15/52	229,130,000	188,566,830
Total United States Treasury Notes/Bonds (cost $4,486,466,686)		4,202,192,517
Common Stocks– 55.4%
Aerospace & Defense – 1.2%
General Dynamics Corp	800,383	177,084,739
L3Harris Technologies Inc	467,430	112,977,831
		290,062,570
Air Freight & Logistics – 1.2%
United Parcel Service Inc	1,506,434	274,984,462
Banks – 1.7%
Bank of America Corp	8,247,243	256,736,675
JPMorgan Chase & Co	1,318,462	148,472,006
		405,208,681
Beverages – 1.2%
Constellation Brands Inc	296,360	69,069,662
Monster Beverage Corp*	2,187,565	202,787,275
		271,856,937
Biotechnology – 1.2%
AbbVie Inc	1,873,950	287,014,182
Capital Markets – 2.4%
Charles Schwab Corp	1,373,158	86,756,122
CME Group Inc	810,864	165,983,861
Goldman Sachs Group Inc	375,931	111,659,026
Morgan Stanley	2,769,378	210,638,891
		575,037,900
Chemicals – 0.3%
Corteva Inc	1,252,300	67,799,522
Communications Equipment – 0.4%
Motorola Solutions Inc	390,839	81,919,854
Consumer Finance – 0.9%
American Express Co	1,452,789	201,385,611
Electrical Equipment – 0.3%
Rockwell Automation Inc	294,517	58,700,183
Electronic Equipment, Instruments & Components – 0.3%
Corning Inc	2,353,942	74,172,712
Entertainment – 0.7%
Walt Disney Co*	1,765,191	166,634,030
Food & Staples Retailing – 1.4%
Costco Wholesale Corp	505,213	242,138,487
Sysco Corp	1,090,957	92,414,967
		334,553,454
Food Products – 0.5%
Hershey Co	558,548	120,177,188
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	1,936,354	210,384,862
Align Technology Inc*	240,053	56,813,344
Edwards Lifesciences Corp*	587,109	55,828,195
IDEXX Laboratories Inc*	132,975	46,638,322
Intuitive Surgical Inc*	227,634	45,688,420
Medtronic PLC	745,493	66,907,997
Stryker Corp	347,383	69,104,900
		551,366,040
Health Care Providers & Services – 2.2%
UnitedHealth Group Inc	1,032,366	530,254,149
Hotels, Restaurants & Leisure – 2.3%
Hilton Worldwide Holdings Inc	1,085,235	120,938,588
McDonald's Corp	1,101,992	272,059,785
Starbucks Corp	2,056,476	157,094,202
		550,092,575
Household Products – 0.8%
Procter & Gamble Co	1,390,151	199,889,812
Industrial Conglomerates – 0.8%
Honeywell International Inc	1,031,899	179,354,365

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services – 3.1%
Accenture PLC	486,531	$135,085,332
Cognizant Technology Solutions Corp	866,450	58,476,710
Fidelity National Information Services Inc	1,205,563	110,513,960
Mastercard Inc	1,336,715	421,706,848
		725,782,850
Insurance – 1.3%
Progressive Corp/The	2,600,195	302,324,673
Interactive Media & Services – 3.1%
Alphabet Inc - Class C*	337,749	738,809,050
Internet & Direct Marketing Retail – 2.5%
Amazon.com Inc*	4,450,563	472,694,296
Booking Holdings Inc*	62,882	109,979,989
		582,674,285
Leisure Products – 0.4%
Hasbro Inc	1,164,060	95,313,233
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific Inc	395,247	214,729,790
Machinery – 1.7%
Deere & Co	755,132	226,139,380
Parker-Hannifin Corp	374,280	92,091,594
Trane Technologies PLC	599,149	77,811,481
		396,042,455
Media – 1.0%
Comcast Corp	6,291,564	246,880,971
Multiline Retail – 1.0%
Dollar General Corp	983,639	241,424,356
Oil, Gas & Consumable Fuels – 0.3%
ConocoPhillips	837,477	75,213,809
Personal Products – 0.5%
Estee Lauder Cos Inc	445,827	113,538,762
Pharmaceuticals – 2.4%
Eli Lilly & Co	941,285	305,192,836
Merck & Co Inc	2,138,660	194,981,632
Zoetis Inc	425,417	73,124,928
		573,299,396
Real Estate Management & Development – 0.2%
CBRE Group Inc*	769,515	56,643,999
Semiconductor & Semiconductor Equipment – 3.4%
Advanced Micro Devices Inc*	1,744,159	133,375,839
Lam Research Corp	598,827	255,190,126
NVIDIA Corp	1,696,814	257,220,034
Texas Instruments Inc	1,074,651	165,120,126
		810,906,125
Software – 6.2%
Adobe Inc*	555,999	203,528,994
Cadence Design Systems Inc*	505,551	75,847,817
Microsoft Corp	4,427,717	1,137,170,557
ServiceNow Inc*	127,911	60,824,239
		1,477,371,607
Specialty Retail – 1.5%
Home Depot Inc	824,265	226,071,162
TJX Cos Inc	2,253,594	125,863,225
		351,934,387
Technology Hardware, Storage & Peripherals – 3.2%
Apple Inc	5,528,871	755,907,243
Textiles, Apparel & Luxury Goods – 0.6%
NIKE Inc - Class B	1,385,245	141,572,039
Total Common Stocks (cost $7,694,633,409)		13,120,833,257
Investment Companies– 5.8%
Money Markets – 5.8%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $1,367,016,233)	1,366,908,320	1,367,045,011
Total Investments (total cost $20,128,457,311) – 104.7%		24,795,615,020
Liabilities, net of Cash, Receivables and Other Assets – (4.7)%		(1,111,264,038)
Net Assets – 100%		$23,684,350,982

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$24,521,944,332	98.9%
Australia	92,493,206	0.4
Canada	62,254,949	0.2
Ireland	28,391,520	0.1
United Kingdom	26,891,407	0.1
South Korea	23,325,983	0.1
France	20,674,013	0.1
Taiwan	15,837,076	0.1
Israel	3,802,534	0.0

Total	$24,795,615,020	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/22
Investment Companies - 5.8%
Money Markets - 5.8%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	$3,177,030	$(14,750)	$8,232	$1,367,045,011

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Investment Companies - 5.8%
Money Markets - 5.8%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	1,228,554,350	4,794,447,809	(4,655,950,630)	1,367,045,011

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	1,774	9/30/22	$210,274,438	$(2,591,704)
5 Year US Treasury Note	3,524	10/5/22	395,569,000	1,317,804
Ultra Long Term US Treasury Bond	1,146	9/30/22	176,877,938	(363,177)
Total - Futures Long				(1,637,077)
Futures Short:
2 Year US Treasury Note	1,685	10/5/22	(353,876,330)	(55,130)
Ultra 10-Year Treasury Note	1,342	9/30/22	(170,937,250)	1,415,201
Total - Futures Short				1,360,071
Total				$(277,006)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2022

Futures contracts:
Average notional amount of contracts - long	$841,686,872
Average notional amount of contracts - short	(136,600,435)

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2022 is $2,232,210,495, which represents 9.4% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,703,329,569	$-
Corporate Bonds	-	2,342,317,648	-
Mortgage-Backed Securities	-	2,059,897,018	-
United States Treasury Notes/Bonds	-	4,202,192,517	-
Common Stocks	13,120,833,257	-	-
Investment Companies	-	1,367,045,011	-
Total Investments in Securities	$13,120,833,257	$11,674,781,763	$-
Other Financial Instruments(a):
Futures Contracts	2,733,005	-	-
Total Assets	$13,123,566,262	$11,674,781,763	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$3,010,011	$-	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70213 08-22